Schroder
                               International Bond
                                    Portfolio







                                  ANNUAL REPORT
                                December 31, 1997







                            Schroder Capital Funds II

SCHRODER INTERNATIONAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 1997

                          FIXED INCOME INVESTMENTS - 95.1%

CURRENCY       FACE                                                                 VALUE US$
--------       ----                                                                 ---------

                          BELGIUM - 4.7%
   BEF         24,000,000 Kingdom of Belgium, 9.00%, 3/28/03                                 $ 775,824
                                                                            ---------------------------

                          DENMARK - 4.5%
   DKK          4,600,000 Kingdom of Denmark, 8.00%, 11/15/01                                  744,924
                                                                            ---------------------------

                          FRANCE - 4.0%
   FRF          4,000,000 Government of France, 4.75%, 3/12/02                                 664,454
                                                                            ---------------------------

                          GERMANY - 37.4%
   DEM          1,000,000 FNMA - Global Bond, 5.00%, 2/16/01                                   561,157
                2,400,000 German Federal Government, 5.00%, 12/17/98                         1,351,325
                2,200,000 German Federal Government, 6.25%, 7/29/99                          1,264,723
                  600,000 German Federal Government, 8.38%, 5/21/01                            372,710
                  500,000 German Federal Government, 6.00%, 1/4/07                             291,216
                  100,000 German Federal Government, 6.50%, 7/5/27                              59,984
                1,300,000 Province of Ontario, 6.25%, 1/13/04                                  765,096
                1,300,000 Republic of Austria, 6.88%, 4/3/00                                   763,639
                1,300,000 Republic of Finland, 6.88%, 4/3/01                                   746,129
                                                                            ---------------------------
                                                                            ---------------------------
                                                                                             6,175,979
                                                                            ---------------------------

                          ITALY - 4.5 %
   ITL      1,170,000,000 Republic of Italy, 10.50%, 7/15/00                                   747,271
                                                                            ---------------------------

                          JAPAN - 10.9%
   JPY        200,000,000 International Bank for Research & Development, 5.25%, 3/20/02      1,799,090
                                                                            ---------------------------

                          NETHERLANDS - 3.9%
   NLG            800,000 Government of Netherlands, 7.50%, 11/15/99                           417,199
                  400,000 Government of Netherlands, 8.75%, 9/15/01                            227,469
                                                                            ---------------------------
                                                                                               644,668
                                                                            ---------------------------
                          SPAIN - 4.7%
   ESP        105,000,000 Government of Spain, 8.40%, 4/30/01                                  765,556
                                                                            ---------------------------

                          SWEDEN - 4.2%
   SEK          4,500,000 Kingdom of Sweden, 13.00%, 6/15/01                                   696,700
                                                                            ---------------------------

                          UNITED KINGDOM - 16.3%
   GBP            550,000 Bayerische Landesbank, 6.88%, 6/7/02                                 904,903
                  600,000 International Bank for Research & Development, 7.00%, 6/7/02         995,967
                   50,000 United Kingdom Treasury, 7.25%, 3/30/98                               82,274
                  400,000 United Kingdom Treasury, 8.00%, 6/10/03                              701,544
                                                                            ---------------------------
                                                                                             2,684,688
                                                                            ---------------------------

                          TOTAL FIXED INCOME INVESTMENTS (COST $16,355,906)                 15,699,154
                                                                            ---------------------------

SCHRODER INTERNATIONAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF DECEMBER 31, 1997

                          FOREIGN CURRENCY - 0.0%                                   VALUE US$
                                                                                    ---------
CURRENCY       FACE
--------       ----
   ITL          4,495,313 Italian Lira (cost $2,570)                                           $ 2,542
                                                                            ---------------------------

                          PURCHASED PUT OPTION - 0.0%

   JPY          9,000,000 Japanese Government Bonds 125 March 1998  (cost $19,614)               4,152
                                                                            ---------------------------


                          Total Investments - 95.1% (cost $16,378,090)                      15,705,848
                          Other Assets Less Liabilities - 4.9%                                 809,554
                                                                            ---------------------------
                          Total Net Assets - 100.0%                                       $ 16,515,402
                                                                            ===========================




--------------------------------------------------------------------------------

                                       FORWARD FOREIGN CURRENCY CONTRACTS

                                                CONTRACTS TO SELL
           CONTRACT DATE       CURRENCY           UNITS           US $       UNREALIZED GAIN (LOSS) US$
           -------------       --------           -----           ----       --------------------------
              1/16/98            AUD                 450,000      $ 325,935                   $ 32,642
          1/2/98-2/19/98         DEM               3,630,000      2,064,533                     43,733
              1/16/98            ESP             144,600,000        987,108                     38,102
          1/16/98-2/19/98        GBP               1,010,000      1,696,934                     37,428
          1/16/98-2/19/98        JPY             260,000,000      2,113,250                    104,701
              1/16/98            NLG               1,807,000        927,676                     35,550
              1/16/98            SEK               6,902,000        917,649                     47,426
                                                                            ===========================
                                                                                             $ 339,582
                                                                            ===========================


                                                CONTRACTS TO BUY
           CONTRACT DATE       CURRENCY           UNITS           US $       UNREALIZED GAIN (LOSS) US$
           -------------       --------           -----           ----       --------------------------
              1/16/98            AUD                 450,000      $ 330,885                  $ (37,593)
          1/15/98-2/19/98        CAD               2,300,000      1,637,650                    (29,210)
          1/15/98-2/19/98        DEM               2,187,000      1,261,075                    (43,109)
              1/16/98            ESP              53,100,000        358,431                     (9,938)
          1/16/98-2/19/98        JPY             506,434,000      4,192,132                   (281,463)
              1/16/98            NLG                 425,000        211,306                     (1,481)
              1/16/98            SEK               1,285,000        165,167                     (3,151)
                                                                            ===========================
                                                                                            $ (405,945)
                                                                            ===========================

                                                                            ===========================
                             Net forward foreign currency contracts                          $ (66,363)
                                                                            ===========================

---------------------------------------------

ABBREVIATIONS
AUD - Australian Dollar
BEF - Belgian Franc
DEM - German Deutsche Mark
DKK - Danish  Krone
ESP - Spanish  Peseta
FRF - French  Franc
GBP - British Pound
ITL - Italian  Lira
JPY - Japanese  Yen
NLG - Dutch  Guilder
SEK - Swedish Krona



    The accompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997



ASSETS:
      Investments (Note 2):
         Investments at cost                                                            $ 16,378,090
         Net unrealized appreciation (depreciation)                                         (672,242)
                                                                               ----------------------
                             Total Investments at value                                   15,705,848

      Cash                                                                                   300,974
      Receivable from investment adviser (Note 3)                                              6,549
      Receivable for investments sold                                                      1,288,887
      Interest and other receivables                                                         519,367
      Organization costs, net of amortization (Note 2)                                         6,617
                                                                               ----------------------

                               Total Assets                                               17,828,242
                                                                               ----------------------

LIABILITIES:
      Payable for shares of beneficial interest redeemed                                   1,202,750
      Net payable for forward foreign currency contracts (Note 2)                             66,363
      Accrued expenses                                                                        43,727
                                                                               ----------------------

                               Total Liabilities                                           1,312,840
                                                                               ----------------------

                                  Net Assets                                            $ 16,515,402
                                                                               ======================

COMPONENTS OF NET ASSETS:
      Investors' capital                                                                $ 17,267,942
      Net unrealized appreciation (depreciation) on investments                             (752,540)
                                                                               ----------------------

                                  Net Assets                                            $ 16,515,402
                                                                               ======================


    The acompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997




INVESTMENT INCOME:
     Interest income                                                                                             $ 661,538
                                                                                                    -----------------------

EXPENSES:
     Investment advisory (Note 3)                                                                                   53,529
     Administration (Note 3)                                                                                        10,706
     Subadministration (Note 3)                                                                                     25,000
     Transfer agency (Note 3)                                                                                       12,123
     Custody                                                                                                         3,386
     Accounting (Note 3)                                                                                            62,000
     Legal                                                                                                           3,635
     Audit                                                                                                          33,452
     Trustees' Fees                                                                                                  1,072
     Amortization of organization costs (Note 2)                                                                     1,654
     Miscellaneous                                                                                                   6,141
                                                                                                    -----------------------
                              Total Expenses                                                                       212,698
     Fees waived and expenses reimbursed (Note 6)                                                                 (131,908)
                                                                                                    -----------------------
                              Net Expenses                                                                          80,790
                                                                                                    -----------------------

NET INVESTMENT INCOME (LOSS)                                                                                       580,748
                                                                                                    -----------------------

NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS,  FORWARD  FOREIGN
     CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
     Net realized gain (loss) on investments sold                                                                 (107,908)
     Net realized gain (loss) on forward foreign currency contracts and
         foreign currency transactions                                                                            (443,900)
                                                                                                    -----------------------
                   Net realized gain (loss) on investments, forward foreign
                     currency contracts and foreign currency transactions                                         (551,808)
                                                                                                    -----------------------

     Net change in unrealized appreciation (depreciation) on investments                                          (672,242)
     Net change in unrealized appreciation (depreciation) on forward
         foreign currency contracts and foreign currency transactions                                              (80,298)
                                                                                                    -----------------------
                   Net change in unrealized appreciation (depreciation) on investments,
                     forward foreign currency contracts and foreign currency transactions                         (752,540)
                                                                                                    -----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN
     CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS                                                       (1,304,348)
                                                                                                    -----------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                 $ (723,600)
                                                                                                    =======================


    The accompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1997





NET ASSETS, BEGINNING OF PERIOD                                                                     $ 3,000,100
                                                                                    ----------------------------

OPERATIONS:
    Net investment income (loss)                                                                        580,748
    Net realized gain (loss) on investments sold                                                       (551,808)
    Net change in unrealized appreciation (depreciation) on investments                                (752,540)
                                                                                    ----------------------------
    Net increase (decrease) in net assets resulting from operations                                    (723,600)
                                                                                    ----------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                                                    18,113,652
    Withdrawals                                                                                      (3,874,750)
                                                                                    ----------------------------
    Net increase (decrease) in net assets from transactions
      in investors' beneficial interest                                                              14,238,902
                                                                                    ----------------------------

    Net increase (decrease) in net assets                                                            13,515,302
                                                                                    ----------------------------

NET ASSETS, END OF PERIOD                                                                          $ 16,515,402
                                                                                    ============================


    The accompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Portfolio performance for the following period:
                                                                               For the
                                                                             Year Ended
                                                                          December 31, 1997
                                                                       ------------------------
Ratio to Average Net Assets:
     Expenses including reimbursement/waiver of fees                            0.75%
     Expenses excluding reimbursement/waiver of fees                            1.99%
     Net investment income including reimbursement/waiver of fees               5.42%


Portfolio Turnover Rate                                                        112.04%







    The accompanying notes are an integral part of the financial statements.

SCHRODER INTERNATIONAL BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION

         Schroder Capital Funds II ("Schroder Core") was organized on December 27, 1996 as a Delaware business trust. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has one investment portfolio. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales or transaction charges to qualified investors, including open-end, management investment companies. The Portfolio commenced operations on December 31, 1996.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The  following  represent   significant   accounting  policies  of  the
Portfolio:

SECURITY VALUATION

Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows:
(i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

               The Portfolio may purchase put options on securities to protect its holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the Portfolio or related to such securities will enable the Portfolio to preserve, at least partially, unrealized gains occuring prior to the purchase of the option on a security without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security.

SCHRODER INTERNATIONAL BOND PORTFOLIO

The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

ORGANIZATIONAL COSTS

         Cost incurred by the Portfolio in connection with its organization are being amortized on a straight line basis over a five-year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

     Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.50% of the average daily net assets of the Portfolio.

ADMINISTRATOR AND SUBADMINISTRATOR

         The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). In addition, the Portfolio has entered into a Subadministration Agreement with Forum Administrative Services, LLC ("Forum"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the average daily net assets of the Portfolio. For its services, Forum is entitled to receive compensation an annual rate, payable monthly, of 0.075% of the average daily net assets of the Portfolio. The minimum total subadministration fee is $25,000.

OTHER SERVICE PROVIDERS

          Forum Financial Corp.(R) ("FFC") serves as the Portfolio's interestholder recordkeeper and is entitled to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses. FFC also performs portfolio accounting for the Portfolio and is entitled to compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

SCHRODER INTERNATIONAL BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 4.  PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the year ended December 31, 1997 aggregated $29,100,085 and $12,276,672, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of December 31, 1997 was $16,382,853 and the net unrealized
depreciation  of  investment  securities  was  $677,005.   The  aggregate  gross
unrealized appreciation for all securities in which there was an excess of market value over tax cost was $57,844, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $734,849. .

NOTE 5.  FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio. Under the applicable foreign tax law, a withholding tax may be imposed on interest and capital gains at various rates.


NOTE 6.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         SCMI and Schroder Advisors voluntarily have waived a portion of their fees and have assumed certain expenses of the Portfolio so that its total expenses would not exceed certain limitations. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the year ended December 31, 1997, fees waived and expenses reimbursed were as follows:

                                                                          Waived       Reimbursed
-------------------------------------------------------------------------------------------------
SCMI                                                                     $53,529           $6,549
Schroder Advisors                                                         10,706                -
Forum                                                                     25,000                -
FFC                                                                       36,124                -

NOTE 7.  BENEFICIAL INTEREST

     As of the period ended December 31, 1997, there were three unaffiliated shareholders, each of whom owns more than 10% of the Portfolio's interests, holding in the aggregate in excess of 99% of the Portfolio's total interests.

NOTE 8. GEOGRAPHIC CONCENTRATION

     The Portfolio has a relatively large concentration of portfolio securities invested in companies domiciled in Germany. The Portfolio may be more susceptible to political, social and economic events adversely affecting German companies than portfolios not so concentrated.

To the Trustees of Schroder Capital Funds II and the Investors of International Bond Portfolio:



         We have audited the accompanying statement of assets and liabilities for the International Bond Portfolio (a separate portfolio of Schroder Capital Funds II), including the schedule of investments, as of December 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the International Bond Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.


Boston, Massachusetts                                   Coopers & Lybrand L.L.P.
February 23, 1998

TRUSTEES
Hermann C. Schwab
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
Clarence F. Michalis
Mark J. Smith


OFFICERS
Mark J. Smith
         Chairman and President
Mark Astley
         Vice President
Robert G. Davy
         Vice President
Margaret H. Douglas-Hamilton
         Vice President
Richard Foulkes
         Vice President
John Y. Keffer
         Vice President
Jane Lucas
         Vice President
Catherine A. Mazza
         Vice President
Michael Perelstein
         Vice President
Fariba Talebi
         Vice President
John A. Troiano
         Vice President
Ira L. Unschuld
         Vice President
Alexandra Poe
         Vice President
         Secretary
Fergal Cassidy
         Treasurer

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
Woolgate House, Coleman Street
London ECP 2HD, United Kingdom

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O.Box 446
Portland, Maine 04112

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109



This report is for the information of the shareholders of the Schroder International Bond Portfolio. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.